Intellectual property (Details 1) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accumulated Amortization And Impairment	$ (1,698,514)	$ (1,698,514)
Intellectual Property, Net	11,469,995	13,168,509	$ 14,867,023
SFD Hydrocarbon Right [Member]
Accumulated Amortization And Impairment	(1,684,734)	(1,684,734)
Intellectual Property, Net	11,231,132	12,915,866	14,600,600
SFD Geothermal Right [Member]
Accumulated Amortization And Impairment	(13,780)	(13,780)
Intellectual Property, Net	$ 238,863	$ 252,643	$ 266,423